UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08342
Global Macro Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments

Foreign Government Bonds — 32.8%

		Principal
Security		Amount	Value

Albania — 0.2%

Republic of Albania, 7.50%, 11/4/15	EUR	10,114,000	$12,567,896

Total Albania			$12,567,896

Bermuda — 0.2%

Government of Bermuda, 5.603%, 7/20/20(1)	USD	16,113,000	$18,480,290

Total Bermuda			$18,480,290

Brazil — 3.4%

Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	481,020,378	$269,347,701

Total Brazil			$269,347,701

Chile — 1.8%

Government of Chile, 3.00%, 1/1/15(2)	CLP	29,989,831,275	$62,992,617
Government of Chile, 6.00%, 3/1/17	CLP	2,390,000,000	5,020,769
Government of Chile, 6.00%, 3/1/18	CLP	35,685,000,000	75,111,665

Total Chile			$143,125,051

Congo — 0.2%

Republic of Congo, 3.00%, 6/30/29(3)	USD	20,463,000	$16,165,770

Total Congo			$16,165,770

Costa Rica — 0.0%(4)

Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	1,399,764,602	$2,247,388
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	156,046,588	295,212

Total Costa Rica			$2,542,600

Dominican Republic — 1.0%

Dominican Republic, 16.00%, 7/10/20(1)	DOP	585,000,000	$15,145,395
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(5)	DOP	118,000,000	3,015,729
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(5)	DOP	2,439,100,000	62,580,614

Total Dominican Republic			$80,741,738

Georgia — 0.4%

Georgia Treasury Bond, 7.40%, 4/19/14	GEL	5,313,000	$3,223,611
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	14,630,000	9,095,086
Georgia Treasury Bond, 9.50%, 11/17/13	GEL	1,000,000	626,186
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	6,000,000	4,007,257
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	10,400,000	6,624,056
Georgia Treasury Bond, 14.80%, 8/12/12	GEL	15,610,000	9,759,959

Total Georgia			$33,336,155

Germany — 0.3%

Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$23,122,530

Total Germany			$23,122,530

Greece — 0.0%(4)

Hellenic Republic Government Bond (GDP-Linked), 0.00% to 2015, 10/15/42(6)	EUR	4,654,100	$32,343

Total Greece			$32,343

Hungary — 1.8%

National Bank of Hungary, 8.875%, 11/1/13	USD	14,320,000	$14,880,429
Republic of Hungary, 3.50%, 7/18/16	EUR	39,283,000	45,036,264
Republic of Hungary, 4.375%, 7/4/17	EUR	42,073,000	48,663,708
Republic of Hungary, 4.50%, 1/29/14	EUR	19,886,000	25,588,690
Republic of Hungary, 5.50%, 5/6/14	GBP	2,983,000	4,609,705

Total Hungary			$138,778,796

Macedonia — 0.1%

Republic of Macedonia, 4.625%, 12/8/15	EUR	8,380,000	$10,524,667

Total Macedonia			$10,524,667

Mexico — 3.2%

Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707,000	$101,222,070
Mexican Bonos, 8.00%, 12/19/13	MXN	797,010,000	64,469,766
Mexican Bonos, 9.00%, 6/20/13	MXN	1,096,655,000	88,322,656

Total Mexico			$254,014,492

Philippines — 1.1%

Philippine Government International Bond, 6.25%, 1/14/36	PHP	3,480,000,000	$86,619,854

Total Philippines			$86,619,854

Romania — 0.5%

Romania Government International Bond, 6.75%, 2/7/22(1)	USD	39,934,000	$42,038,841

Total Romania			$42,038,841

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

		Principal
Security		Amount	Value

Serbia — 4.4%

Serbia Treasury Bill, 0.00%, 7/12/12	RSD	166,180,000	$1,922,427
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	6,528,500,000	74,946,346
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	7,673,410,000	87,218,900
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	5,500,190,000	60,726,171
Serbia Treasury Bill, 0.00%, 1/24/13	RSD	235,430,000	2,547,584
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	1,297,380,000	13,717,865
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	2,814,850,000	29,546,818
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	358,540,000	3,674,608
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	4,365,640,000	43,006,215
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	791,300,000	7,541,655
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	765,280,000	7,165,333
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190,000	10,611,925

Total Serbia			$342,625,847

South Africa — 3.3%

Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	240,227,664	$33,578,502
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	398,357,281	53,793,492
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	403,706,324	56,297,176
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	242,910,894	42,811,391
Republic of South Africa, 6.50%, 6/2/14	USD	67,231,000	74,458,332

Total South Africa			$260,938,893

Sri Lanka — 1.0%

Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	36,130,000	$36,942,925
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	1,010,000	1,032,725
Sri Lanka Government Bond, 6.85%, 10/15/12	LKR	250,000,000	1,887,268
Sri Lanka Government Bond, 6.90%, 8/1/12	LKR	850,000,000	6,476,061
Sri Lanka Government Bond, 8.50%, 1/15/13	LKR	3,123,380,000	23,552,541
Sri Lanka Government Bond, 10.50%, 4/1/13	LKR	455,470,000	3,468,201
Sri Lanka Government Bond, 13.50%, 7/1/12	LKR	200,000,000	1,548,800

Total Sri Lanka			$74,908,521

Supranational — 0.1%

European Financial Stability Facility, 0.40%, 3/12/13	EUR	1,108,120	$1,464,319
European Financial Stability Facility, 1.00%, 3/12/14(3)	EUR	1,108,120	1,468,019

Total Supranational			$2,932,338

Turkey — 6.7%

Turkey Government Bond, 0.00%, 8/8/12	TRY	144,375,000	$80,285,242
Turkey Government Bond, 0.00%, 11/7/12	TRY	416,492,400	225,924,450
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	41,660,987	23,021,772
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	263,646,492	156,724,235
Turkey Government Bond, 8.00%, 10/9/13	TRY	75,000,000	42,000,000

Total Turkey			$527,955,699

Uruguay — 0.7%

Monetary Regulation Bill, 0.00%, 1/11/13	UYU	94,370,000	$4,455,567
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	181,000,000	8,074,386
Monetary Regulation Bill, 0.00%, 9/9/13	UYU	659,761,000	29,464,385
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	26,431,039	1,297,938
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	227,653,660	13,002,194

Total Uruguay			$56,294,470

Venezuela — 2.4%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	103,797,000	$74,733,840
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	43,665,000	37,224,413
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	78,773,000	78,379,135

Total Venezuela			$190,337,388

Total Foreign Government Bonds
(identified cost $2,570,488,104)			$2,587,431,880

Foreign Corporate Bonds & Notes — 0.1%

		Principal
Security		Amount	Value

Chile — 0.1%

JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(2)	USD	3,778,919	$4,008,337

Total Chile
(identified cost $3,000,000)			$4,008,337

Total Foreign Corporate Bonds & Notes
(identified cost $3,000,000)			$4,008,337

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

Debt Obligations — United States — 26.7%

Corporate Bonds & Notes — 0.0%(4)

	Principal
Security	Amount	Value

Eaton Corp., 8.875%, 6/15/19	$500,000	$682,036

Total Corporate Bonds & Notes
(identified cost $525,986)		$682,036

Collateralized Mortgage Obligations — 1.5%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$277,465	$321,957
Series 1548, Class Z, 7.00%, 7/15/23	314,637	358,371
Series 1650, Class K, 6.50%, 1/15/24	1,986,545	2,166,747
Series 1817, Class Z, 6.50%, 2/15/26	265,206	287,077
Series 1927, Class ZA, 6.50%, 1/15/27	965,351	1,048,023
Series 2127, Class PG, 6.25%, 2/15/29	1,253,805	1,333,057
Series 2344, Class ZD, 6.50%, 8/15/31	2,013,513	2,236,744
Series 2458, Class ZB, 7.00%, 6/15/32	3,056,693	3,511,663

		$11,263,639

Federal National Mortgage Association:
Series 1992-180, Class F, 1.40%, 10/25/22(7)	$1,089,518	$1,108,609
Series 1993-16, Class Z, 7.50%, 2/25/23	1,106,203	1,283,344
Series 1993-79, Class PL, 7.00%, 6/25/23	811,312	924,070
Series 1993-104, Class ZB, 6.50%, 7/25/23	303,230	340,340
Series 1993-121, Class Z, 7.00%, 7/25/23	4,679,983	5,312,544
Series 1993-141, Class Z, 7.00%, 8/25/23	853,299	968,041
Series 1994-42, Class ZQ, 7.00%, 4/25/24	5,297,068	6,054,716
Series 1994-79, Class Z, 7.00%, 4/25/24	975,309	1,113,860
Series 1994-89, Class ZQ, 8.00%, 7/25/24	730,452	867,331
Series 1996-35, Class Z, 7.00%, 7/25/26	261,001	301,143
Series 1998-16, Class H, 7.00%, 4/18/28	725,749	838,477
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,269,295	1,468,352
Series 1999-25, Class Z, 6.00%, 6/25/29	1,887,357	2,112,316
Series 2000-2, Class ZE, 7.50%, 2/25/30	323,376	382,775
Series 2000-49, Class A, 8.00%, 3/18/27	937,880	1,122,104
Series 2001-31, Class ZA, 6.00%, 7/25/31	12,335,475	13,810,942
Series 2001-37, Class GA, 8.00%, 7/25/16	77,610	83,804
Series 2001-74, Class QE, 6.00%, 12/25/31	4,274,543	4,802,743
Series 2009-48, Class WA, 5.859%, 7/25/39(8)	12,164,788	13,727,803
Series 2011-38, Class SA, 12.784%, 5/25/41(9)	18,708,919	19,917,559
Series G48, Class Z, 7.10%, 12/25/21	920,761	1,045,703
Series G92-60, Class Z, 7.00%, 10/25/22	2,200,321	2,471,825
Series G93-1, Class K, 6.675%, 1/25/23	1,362,215	1,547,665
Series G93-31, Class PN, 7.00%, 9/25/23	4,131,339	4,742,588
Series G93-41, Class ZQ, 7.00%, 12/25/23	8,585,052	9,858,977
Series G94-7, Class PJ, 7.50%, 5/17/24	1,332,827	1,564,894

		$97,772,525

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$967,077	$1,096,218
Series 1996-22, Class Z, 7.00%, 10/16/26	770,786	878,976
Series 1999-42, Class Z, 8.00%, 11/16/29	2,076,645	2,399,167
Series 2000-21, Class Z, 9.00%, 3/16/30	3,078,100	3,830,990
Series 2001-35, Class K, 6.45%, 10/26/23	310,735	351,257
Series 2002-48, Class OC, 6.00%, 9/16/30	1,162,088	1,182,379

		$9,738,987

Total Collateralized Mortgage Obligations
(identified cost $112,135,419)		$118,775,151

Commercial Mortgage-Backed Securities — 0.4%

	Principal
Security	Amount	Value

JPMCC, Series 2005-LDP5, Class AM, 5.414%, 12/15/44(8)	$9,960,000	$10,828,303
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(8)	4,802,636	5,056,721
WBCMT, Series 2004-C12, Class MAD, 5.439%, 7/15/41(1)(8)	9,542,775	10,176,501
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(8)	6,000,000	6,569,025

Total Commercial Mortgage-Backed Securities
(identified cost $30,612,103)		$32,630,550

Mortgage Pass-Throughs — 19.4%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
2.915%, with maturity at 2035(10)	$6,241,984	$6,574,269
3.375%, with maturity at 2029(10)	1,191,076	1,224,436
3.628%, with maturity at 2023(10)	351,154	369,534
4.332%, with maturity at 2030(10)	1,663,740	1,809,836
4.50%, with maturity at 2018	3,568,199	3,817,810
5.00%, with various maturities to 2019	4,265,493	4,601,734
5.50%, with various maturities to 2019	12,459,572	13,514,523
6.00%, with various maturities to 2035(11)	70,559,889	80,317,954
6.50%, with various maturities to 2033	57,911,162	67,131,780

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

6.60%, with maturity at 2030	$2,693,664	$3,243,549
7.00%, with various maturities to 2036	53,882,072	63,931,743
7.31%, with maturity at 2026	257,150	311,752
7.50%, with various maturities to 2035	30,025,163	36,200,288
7.95%, with maturity at 2022	430,103	507,245
8.00%, with various maturities to 2031	7,969,125	9,793,146
8.15%, with maturity at 2021	215,319	254,979
8.30%, with maturity at 2021	72,964	86,384
8.47%, with maturity at 2018	155,616	179,630
8.50%, with various maturities to 2028	1,127,376	1,386,762
9.00%, with various maturities to 2027	2,083,760	2,514,462
9.50%, with maturity at 2027	246,245	305,106
9.75%, with maturity at 2016	4,028	4,595
10.00%, with various maturities to 2020	644,192	745,204
10.50%, with maturity at 2021	389,715	451,212
11.00%, with maturity at 2016	442,421	483,640

		$299,761,573

Federal National Mortgage Association:
2.275%, with maturity at 2028(10)	$256,702	$268,173
2.456%, with maturity at 2022(10)	2,047,609	2,105,284
2.46%, with maturity at 2027(10)	412,711	425,643
2.464%, with maturity at 2038(10)	1,440,039	1,497,336
2.471%, with various maturities to 2033(10)	21,725,472	22,518,899
2.474%, with various maturities to 2035(10)	25,633,841	26,713,027
2.52%, with maturity at 2035(10)	5,634,439	5,839,093
2.624%, with maturity at 2025(10)	1,592,538	1,654,276
2.824%, with maturity at 2024(10)	1,094,199	1,142,501
3.481%, with maturity at 2023(10)	142,488	148,858
3.659%, with maturity at 2034(10)	3,921,416	4,248,246
3.821%, with maturity at 2035(10)	13,419,533	14,574,445
4.221%, with maturity at 2035(10)	9,709,902	10,562,548
4.50%, with various maturities to 2018	4,733,401	5,085,818
5.00%, with various maturities to 2019(11)	25,877,191	28,031,265
5.50%, with various maturities to 2023(11)	21,091,228	23,076,574
6.00%, with various maturities to 2035	331,155,795	372,474,636
6.324%, with maturity at 2032(10)	4,079,177	4,437,378
6.50%, with various maturities to 2036	190,650,488	217,413,643
7.00%, with various maturities to 2036	138,570,352	165,525,412
7.002%, with maturity at 2025(10)	151,160	161,647
7.50%, with various maturities to 2037	97,071,588	117,877,490
8.00%, with various maturities to 2030	7,194,886	8,783,900
8.50%, with various maturities to 2037	10,495,202	13,028,895
9.00%, with various maturities to 2032	3,619,510	4,388,462
9.081%, with maturity at 2028(8)	541,479	620,558
9.50%, with various maturities to 2031	2,997,836	3,585,279
10.50%, with maturity at 2029	322,305	384,302
10.673%, with maturity at 2027(8)	523,029	600,725
11.00%, with maturity at 2016	17,803	19,055
11.50%, with maturity at 2031	491,533	634,196

		$1,057,827,564

Government National Mortgage Association:
2.00%, with maturity at 2024(10)	$605,223	$630,253
6.00%, with various maturities to 2033	59,102,144	68,850,864
6.50%, with various maturities to 2032	6,285,003	7,361,811
7.00%, with various maturities to 2035	48,139,606	57,660,892
7.50%, with various maturities to 2031	7,921,273	9,394,415
7.75%, with maturity at 2019	33,150	38,916
8.00%, with various maturities to 2034	19,622,322	23,536,089
8.30%, with various maturities to 2020	108,900	120,658
8.50%, with various maturities to 2021	1,092,526	1,238,327
9.00%, with various maturities to 2025	423,599	509,559
9.50%, with various maturities to 2026	1,450,226	1,808,356

		$171,150,140

Total Mortgage Pass-Throughs
(identified cost $1,466,819,279)		$1,528,739,277

U.S. Government Agency Obligations — 5.4%

	Principal
Security	Amount	Value

Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$23,339,340
4.125%, 3/13/20	65,000,000	76,211,590
4.50%, 9/13/19	48,275,000	57,130,808
4.625%, 9/11/20	19,325,000	23,387,212
5.25%, 12/11/20	11,545,000	14,615,081
5.25%, 12/9/22	12,150,000	15,447,291
5.365%, 9/9/24	12,700,000	16,239,058
5.375%, 5/15/19	27,930,000	34,773,995
5.375%, 9/30/22	49,780,000	63,300,099
5.375%, 8/15/24	22,000,000	28,248,308
5.625%, 6/11/21	12,850,000	16,549,913
5.75%, 6/12/26	14,850,000	19,529,443

		$388,772,138

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

	Principal
Security	Amount	Value

United States Agency for International Development — Israel
5.50%, 12/4/23	$5,000,000	$6,437,775
5.50%, 4/26/24	22,500,000	28,917,225

		$35,355,000

Total U.S. Government Agency Obligations
(identified cost $370,420,051)		$424,127,138

U.S. Treasury Obligations — 0.0%(4)

	Principal
Security	Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21(11)	$1,500,000	$2,267,109

Total U.S. Treasury Obligations
(identified cost $1,721,753)		$2,267,109

Total Debt Obligations — United States
(identified cost $1,982,234,591)		$2,107,221,261

Precious Metals — 6.0%

Description	Troy Ounces	Value

Gold(12)	184,663	$307,653,985
Platinum(12)	104,260	163,401,234

Total Precious Metals
(identified cost $473,601,481)		$471,055,219

Currency Options Purchased — 0.0%(4)

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

Australian Dollar Put Option	AUD	70,730	AUD	1.00	8/8/12	$829,461
Australian Dollar Put Option	AUD	22,310	AUD	1.00	8/8/12	261,633
Australian Dollar Put Option	AUD	22,310	AUD	1.00	8/8/12	261,633
Australian Dollar Put Option	AUD	99,020	AUD	1.00	8/8/12	1,161,222
Euro Put Option	EUR	193,597	EUR	1.17	5/3/12	—

Total Currency Options Purchased
(identified cost $13,764,612)						$2,513,949

Interest Rate Swaptions — 0.0%(4)

		Expiration	Notional
Description	Counterparty	Date	Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$2,574,760

Total Interest Rate Swaptions
(identified cost $6,205,080)				$2,574,760

Put Options Purchased — 0.0%(4)

	Number of
	Contracts	Strike		Expiration
Description	(000’s omitted)	Price		Date	Value

KOSPI 200 Index	801,640	KRW	200	10/11/12	$769,206
KOSPI 200 Index	134,100	KRW	200	12/13/12	226,565

Total Put Options Purchased
(identified cost $10,766,330)					$995,771

Short-Term Investments — 41.5%

Foreign Government Securities — 22.5%

		Principal
		Amount
Security		(000’s omitted)	Value

Croatia — 2.4%

Croatia Treasury Bill, 0.00%, 5/10/12	EUR	3,637	$4,810,515
Croatia Treasury Bill, 0.00%, 5/17/12	EUR	7,010	9,266,347
Croatia Treasury Bill, 0.00%, 5/31/12	EUR	13,976	18,455,951
Croatia Treasury Bill, 0.00%, 6/7/12	EUR	5,800	7,653,700
Croatia Treasury Bill, 0.00%, 6/14/12	EUR	28,443	37,506,750
Croatia Treasury Bill, 0.00%, 6/28/12	EUR	6,864	9,037,951
Croatia Treasury Bill, 0.00%, 7/5/12	EUR	7,310	9,617,853
Croatia Treasury Bill, 0.00%, 11/8/12	EUR	2,368	3,076,290
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	7,010	9,099,132
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	3,672	4,762,327
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	9,109	11,803,747
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	7,340	9,446,347
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	3,436	4,417,531
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	3,637	4,668,368
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	6,953	8,906,382
Croatia Treasury Bill, 0.00%, 3/7/13	EUR	5,000	6,396,583
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	7,111	9,089,032
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	7,396	9,440,386
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	7,050	9,010,783

Total Croatia			$186,465,975

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Georgia — 0.9%

Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	11,900	$11,922,208
Bank of Georgia Promissory Note, 7.00%, 6/18/12	USD	11,700	11,754,118
Bank of Georgia Promissory Note, 7.00%, 3/9/13	USD	12,265	12,336,261
Bank of Georgia Promissory Note, 7.75%, 2/22/13	USD	17,671	17,879,360
Bank of Georgia Promissory Note, 8.25%, 12/21/12	USD	11,970	12,154,844
Georgia Treasury Bill, 0.00%, 1/17/13	GEL	2,000	1,164,746
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	10,840	6,237,365

Total Georgia			$73,448,902

Hong Kong — 3.3%

Hong Kong Treasury Bill, 0.00%, 5/9/12	HKD	1,949,000	$251,201,380
Hong Kong Treasury Bill, 0.00%, 6/20/12	HKD	36,000	4,639,508

Total Hong Kong			$255,840,888

Malaysia — 5.1%

Bank Negara Monetary Note, 0.00%, 5/22/12	MYR	131,280	$43,318,803
Bank Negara Monetary Note, 0.00%, 5/24/12	MYR	183,396	60,505,958
Bank Negara Monetary Note, 0.00%, 6/14/12	MYR	278,490	91,754,001
Bank Negara Monetary Note, 0.00%, 6/26/12	MYR	198,916	65,474,245
Bank Negara Monetary Note, 0.00%, 8/2/12	MYR	333,739	109,539,599
Bank Negara Monetary Note, 0.00%, 8/9/12	MYR	106,465	34,924,360

Total Malaysia			$405,516,966

Nigeria — 2.0%

Nigeria Treasury Bill, 0.00%, 9/27/12	NGN	2,443,000	$14,626,793
Nigeria Treasury Bill, 0.00%, 10/11/12	NGN	5,830,000	34,693,224
Nigeria Treasury Bill, 0.00%, 11/22/12	NGN	1,117,000	6,531,415
Nigeria Treasury Bill, 0.00%, 1/10/13	NGN	2,804,760	16,042,657
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	6,559,700	37,057,406
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	5,798,672	32,548,110
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	3,329,292	18,500,369

Total Nigeria			$159,999,974

Philippines — 0.8%

Philippine Treasury Bill, 0.00%, 5/2/12	PHP	342,080	$8,101,859
Philippine Treasury Bill, 0.00%, 5/9/12	PHP	81,800	1,936,637
Philippine Treasury Bill, 0.00%, 5/16/12	PHP	112,440	2,660,893
Philippine Treasury Bill, 0.00%, 6/6/12	PHP	1,080,040	25,531,546
Philippine Treasury Bill, 0.00%, 7/11/12	PHP	151,280	3,568,547
Philippine Treasury Bill, 0.00%, 8/1/12	PHP	343,580	8,092,115
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	608,540	14,315,655

Total Philippines			$64,207,252

Romania — 0.9%

Romania Treasury Bill, 0.00%, 5/2/12	RON	119,880	$35,756,232
Romania Treasury Bill, 0.00%, 6/20/12	RON	15,720	4,661,084
Romania Treasury Bill, 0.00%, 7/11/12	RON	14,470	4,279,048
Romania Treasury Bill, 0.00%, 1/16/13	RON	81,860	23,611,171

Total Romania			$68,307,535

Serbia — 1.4%

Serbia Treasury Bill, 0.00%, 6/7/12	RSD	903,800	$10,569,398
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	3,790,560	43,929,153
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	698,090	7,934,757
Serbia Treasury Bill, 0.00%, 10/5/12	RSD	698,740	7,855,785
Serbia Treasury Bill, 0.00%, 10/25/12	RSD	135,660	1,513,180
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	147,500	1,599,616
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	2,101,100	22,594,275
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	598,940	6,356,048
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	703,090	7,416,233

Total Serbia			$109,768,445

Slovakia — 1.0%

Slovakia Treasury Bill, 0.00%, 7/11/12	EUR	60,300	$79,699,401

Total Slovakia			$79,699,401

South Korea — 0.9%

Korea Monetary Stabilization Bond, 0.00%, 5/8/12	KRW	23,359,610	$20,658,608
Korea Monetary Stabilization Bond, 0.00%, 5/15/12	KRW	23,735,240	20,976,502
Korea Monetary Stabilization Bond, 0.00%, 5/22/12	KRW	18,809,710	16,613,458
Korea Monetary Stabilization Bond, 0.00%, 5/29/12	KRW	6,770,910	5,976,162
Korea Monetary Stabilization Bond, 0.00%, 7/3/12	KRW	7,219,500	6,350,720

Total South Korea			$70,575,450

Sri Lanka — 2.4%

Sri Lanka Treasury Bill, 0.00%, 5/11/12	LKR	272,010	$2,090,814
Sri Lanka Treasury Bill, 0.00%, 6/8/12	LKR	1,245,000	9,486,803
Sri Lanka Treasury Bill, 0.00%, 6/22/12	LKR	1,561,600	11,858,931

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Sri Lanka (continued)

Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	1,773,550	$13,378,044
Sri Lanka Treasury Bill, 0.00%, 7/20/12	LKR	1,255,000	9,446,343
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	1,161,300	8,703,269
Sri Lanka Treasury Bill, 0.00%, 8/31/12	LKR	700,000	5,205,200
Sri Lanka Treasury Bill, 0.00%, 9/7/12	LKR	1,276,000	9,467,465
Sri Lanka Treasury Bill, 0.00%, 9/28/12	LKR	1,157,350	8,521,881
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	2,344,040	17,238,759
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	706,080	5,187,516
Sri Lanka Treasury Bill, 0.00%, 10/19/12	LKR	606,300	4,439,168
Sri Lanka Treasury Bill, 0.00%, 10/26/12	LKR	1,361,770	9,948,349
Sri Lanka Treasury Bill, 0.00%, 1/18/13	LKR	1,483,200	10,536,814
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	5,000,000	35,434,380
Sri Lanka Treasury Bill, 0.00%, 2/15/13	LKR	659,700	4,650,758
Sri Lanka Treasury Bill, 0.00%, 2/22/13	LKR	1,827,000	12,860,185
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	1,422,520	9,967,847

Total Sri Lanka			$188,422,526

Supranational — 0.0%(4)

European Financial Stability Facility, 0.00%, 9/12/12	EUR	417	$551,438

Total Supranational			$551,438

Uganda — 0.1%

Uganda Treasury Bill, 0.00%, 11/15/12	UGX	12,390,000	$4,482,985
Uganda Treasury Bill, 0.00%, 1/25/13	UGX	17,475,000	6,106,617

Total Uganda			$10,589,602

Uruguay — 1.3%

Monetary Regulation Bill, 0.00%, 5/8/12	UYU	49,000	$2,477,255
Monetary Regulation Bill, 0.00%, 5/18/12	UYU	72,128	3,638,097
Monetary Regulation Bill, 0.00%, 5/22/12	UYU	12,148	612,128
Monetary Regulation Bill, 0.00%, 6/5/12	UYU	78,470	3,940,009
Monetary Regulation Bill, 0.00%, 6/6/12	UYU	118,275	5,939,797
Monetary Regulation Bill, 0.00%, 6/22/12	UYU	94,500	4,724,799
Monetary Regulation Bill, 0.00%, 6/27/12	UYU	100,380	5,010,801
Monetary Regulation Bill, 0.00%, 7/19/12	UYU	50,000	2,481,385
Monetary Regulation Bill, 0.00%, 7/20/12	UYU	230,400	11,438,703
Monetary Regulation Bill, 0.00%, 8/8/12	UYU	7,475	369,582
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	299,676	14,724,539
Monetary Regulation Bill, 0.00%, 8/29/12	UYU	29,884	1,471,460
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	233,304	11,377,287
Monetary Regulation Bill, 0.00%, 11/5/12	UYU	175,309	8,481,109
Monetary Regulation Bill, 0.00%, 12/7/12	UYU	129,700	6,223,295
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	32,230	1,522,484
Monetary Regulation Bill, 0.00%, 3/22/13(2)	UYU	219,371	10,966,925
Monetary Regulation Bill, 0.00%, 4/26/13(2)	UYU	104,230	5,202,365

Total Uruguay			$100,602,020

Total Foreign Government Securities
(identified cost $1,811,649,992)			$1,773,996,374

U.S. Treasury Obligations — 5.2%

		Principal
		Amount
Security		(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/3/12		$80,000	$79,999,760
U.S. Treasury Bill, 0.00%, 5/10/12(11)		100,000	99,998,900
U.S. Treasury Bill, 0.00%, 5/17/12		100,000	99,997,300
U.S. Treasury Bill, 0.00%, 5/24/12(11)		44,420	44,418,223
U.S. Treasury Bill, 0.00%, 5/31/12		85,000	84,994,305

Total U.S. Treasury Obligations
(identified cost $409,409,042)			$409,408,488

Repurchase Agreements — 6.7%

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America:
Dated 4/17/12 with a maturity date of 7/9/12, an interest rate of 0.03% and repurchase proceeds of EUR 52,885,570, collateralized by EUR 48,250,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $70,645,081.	EUR	52,882	$69,999,921
Dated 4/19/12 with a maturity date of 5/18/12, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of $22,206,777, collateralized by $23,337,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $22,669,303.	USD	22,214	22,214,490

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America: (continued)

Dated 4/20/12 with a maturity date of 7/9/12, an interest rate of 0.03% and repurchase proceeds of EUR 48,884,760, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $63,055,071.	EUR	48,882	$64,704,674
Dated 4/30/12 with a maturity date of 6/4/12, an interest rate of 0.05% and repurchase proceeds of EUR 72,021,051, collateralized by EUR 65,620,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $95,075,225.	EUR	72,018	95,330,184
Barclays Bank PLC:
Dated 4/23/12 with a maturity date of 5/28/12, an interest rate of 0.05% and repurchase proceeds of EUR 50,552,621, collateralized by EUR 48,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $68,575,623.	EUR	50,550	66,913,547
Citibank NA:
Dated 4/30/12 with a maturity date of 5/23/12, an interest rate of 0.05% and repurchase proceeds of EUR 82,599,989, collateralized by EUR 77,194,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $109,485,557.	EUR	82,598	109,334,443
Nomura International PLC:
Dated 3/28/12 with a maturity date of 5/30/12, an interest rate of 0.10% and repurchase proceeds of EUR 60,971,432, collateralized by EUR 57,600,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $81,892,751.	EUR	60,961	80,694,230
Dated 4/25/12 with a maturity date of 5/30/12, an interest rate of 0.08% and repurchase proceeds of EUR 14,929,938, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,789,388.	EUR	14,929	19,761,446

Total Repurchase Agreements
(identified cost $528,294,887)			$528,952,935

Other — 7.1%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(13)		$559,002	$559,002,490

Total Other
(identified cost $559,002,490)			$559,002,490

Total Short-Term Investments
(identified cost $3,308,356,411)			$3,271,360,287

Total Investments — 107.1%
(identified cost $8,368,416,609)			$8,447,161,464

Other Assets, Less Liabilities — (7.1)%			$(559,197,752)

Net Assets — 100.0%			$7,887,963,712

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
MLMT	- Merrill Lynch Mortgage Trust
WBCMT	- Wachovia Bank Commercial Mortgage Trust
AUD	- Australian Dollar
BRL	- Brazilian Real
CLP	- Chilean Peso
CRC	- Costa Rican Colon
DOP	- Dominican Peso
EUR	- Euro
GBP	- British Pound Sterling
GEL	- Georgian Lari
HKD	- Hong Kong Dollar
KRW	- South Korean Won
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
PHP	- Philippine Peso
RON	- Romanian Leu
RSD	- Serbian Dinar
TRY	- New Turkish Lira
UGX	- Ugandan Shilling
USD	- United States Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

(1)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $122,783,952 or 1.6% of the Portfolio’s net assets.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Amount is less than 0.05%.

(5)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(6)	Variable rate security.

(7)	Floating-rate security.

(8)	Weighted average fixed-rate coupon that changes/updates monthly.

(9)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2012.

(10)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2012.

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(12)	Non-income producing.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

Securities Sold Short — (6.6)%
Foreign Government Bonds — (6.6)%

	Principal
	Amount
Security	(000’s omitted)		Value

Belarus — (0.3)%

Republic of Belarus, 8.75%, 8/3/15(3)	USD	(23,337)	$(22,170,150)

Total Belarus			$(22,170,150)

Belgium — (1.0)%

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(57,600)	$(80,228,795)

Total Belgium			$(80,228,795)

France — (5.1)%

Government of France, 3.75%, 4/25/17	EUR	(109,140)	$(158,041,483)
Government of France, 3.75%, 10/25/19	EUR	(48,250)	(69,427,914)
Government of France, 4.00%, 10/25/38	EUR	(125,544)	(174,683,042)

Total France			$(402,152,439)

Spain — (0.2)%

Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,113,107)

Total Spain			$(19,113,107)

Total Foreign Government Bonds
(proceeds $533,395,931)			$(523,664,491)

Total Securities Sold Short
(proceeds $533,395,931)			$(523,664,491)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Statement of Assets and Liabilities

Assets	April 30, 2012

Investments —
Securities of unaffiliated issuers, at value (identified cost, $7,335,812,638)	$7,417,103,755
Affiliated investment, at value (identified cost, $559,002,490)	559,002,490
Precious metals, at value (identified cost, $473,601,481)	471,055,219

Total Investments, at value (identified cost, $8,368,416,609)	$8,447,161,464

Cash	$10,984,139
Restricted cash*	360,000
Interest receivable	50,055,114
Interest receivable from affiliated investment	42,465
Receivable for investments sold	206,017,872
Receivable for open forward commodity contracts	3,406,913
Receivable for open forward foreign currency exchange contracts	37,661,458
Receivable for closed forward foreign currency exchange contracts	12,127,644
Receivable for open swap contracts	71,260,805
Receivable for closed options	17,733
Premium paid on open swap contracts	97,814,838

Total assets	$8,936,910,445

Liabilities

Payable for investments purchased	$429,713,135
Payable for variation margin on open futures contracts	1,479,382
Payable for open forward commodity contracts	2,295,189
Payable for open forward foreign currency exchange contracts	38,081,710
Payable for closed forward foreign currency exchange contracts	6,408,034
Payable for open swap contracts	27,470,019
Premium received on open swap contracts	5,932,903
Payable for securities sold short, at value (proceeds, $533,395,931)	523,664,491
Due to custodian — foreign currency at value (identified cost, $1,494,445)	1,468,385
Payable to affiliates:
Investment adviser fee	3,350,568
Trustees’ fees	5,667
Interest payable	7,651,859
Accrued expenses	1,425,391

Total liabilities	$1,048,946,733

Net Assets applicable to investors’ interest in Portfolio	$7,887,963,712

Sources of Net Assets

Investors’ capital	$7,771,433,529
Net unrealized appreciation	116,530,183

Total	$7,887,963,712

*	Represents restricted cash on deposit at the broker for open futures contracts.

See Notes to Consolidated Financial Statements.
24

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Statement of Operations

Six Months Ended
Investment Income	April 30, 2012

Interest (net of foreign taxes, $925,851)	$198,232,990
Interest allocated from affiliated investment	194,301
Expenses allocated from affiliated investment	(31,312)

Total investment income	$198,395,979

Expenses

Investment adviser fee	$20,247,276
Trustees’ fees and expenses	35,458
Custodian fee	3,377,267
Legal and accounting services	290,949
Interest expense and fees	143,446
Interest expense on securities sold short	10,466,518
Miscellaneous	128,028

Total expenses	$34,688,942

Deduct —
Reduction of custodian fee	$263

Total expense reductions	$263

Net expenses	$34,688,679

Net investment income	$163,707,300

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(146,106,104)
Investment transactions allocated from affiliated investment	5,246
Securities sold short	5,040,912
Futures contracts	(5,246,831)
Swap contracts	505,318
Forward commodity contracts	(8,825,529)
Foreign currency and forward foreign currency exchange contract transactions	127,087,455

Net realized loss	$(27,539,533)

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $13,266,019 from precious metals)	$65,029,193
Securities sold short	(7,498)
Futures contracts	(6,822,092)
Swap contracts	(5,324,060)
Forward commodity contracts	15,820,121
Foreign currency and forward foreign currency exchange contracts	(58,702,937)

Net change in unrealized appreciation (depreciation)	$9,992,727

Net realized and unrealized loss	$(17,546,806)

Net increase in net assets from operations	$146,160,494

See Notes to Consolidated Financial Statements.
25

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Statements of Changes in Net Assets

	Six Months Ended	Year Ended
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011

From operations —
Net investment income	$163,707,300	$286,262,848
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(27,539,533)	(163,522,030)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	9,992,727	(48,145,524)

Net increase in net assets from operations	$146,160,494	$74,595,294

Capital transactions —
Contributions	$439,530,530	$743,671,640
Withdrawals	(735,904,836)	(1,787,114,297)

Net decrease in net assets from capital transactions	$(296,374,306)	$(1,043,442,657)

Net decrease in net assets	$(150,213,812)	$(968,847,363)

Net Assets

At beginning of period	$8,038,177,524	$9,007,024,887

At end of period	$7,887,963,712	$8,038,177,524

See Notes to Consolidated Financial Statements.
26

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Supplementary Data

			Year Ended October 31,
	Six Months Ended
Ratios/Supplemental Data	April 30, 2012		2011		2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.89	%(2)(3)	0.75	%(3)	0.57%	0.72%	0.63%	0.67%
Net investment income	4.19	%(2)	3.22%		2.67%	4.93%	5.25%	5.16%
Portfolio Turnover	18	%(4)	33%		19%	25%	26%	45%

Total Return	1.90	%(4)	0.79%		5.31%	12.10%	2.97%	10.34%

Net assets, end of period (000’s omitted)	$7,887,964		$8,038,178		$9,007,025	$1,319,026	$845,021	$688,393

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Includes interest expense primarily on securities sold short of 0.27% and 0.11% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.
(4)	Not annualized.

See Notes to Consolidated Financial Statements.
27

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements

1 Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 84.3%, 11.7%, 2.1%, 1.5% and less than 0.05%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd., (the Subsidiary) a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2012 were $526,943,320 or 6.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

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Notes to Consolidated Financial Statements — continued

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward

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Notes to Consolidated Financial Statements — continued

commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

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Notes to Consolidated Financial Statements — continued

P Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

Q Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

S Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Fund.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee totaled $20,247,276 or 0.52% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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Notes to Consolidated Financial Statements — continued

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,034,355,822	$489,318,845
U.S. Government Securities	701,509,464	319,653,775

	$1,735,865,286	$808,972,620

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,397,281,059

Gross unrealized appreciation	$226,109,597
Gross unrealized depreciation	(176,229,192)

Net unrealized appreciation	$49,880,405

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Commodity Contracts(1)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

6/27/12	Gold 38,270 Troy Ounces	United States Dollar 63,675,986	Citibank NA	$(131,459)
6/27/12	Gold 61,122 Troy Ounces	United States Dollar 99,744,353	Citibank NA	(2,163,730)
6/27/12	Gold 29,799 Troy Ounces	United States Dollar 53,090,553	Merrill Lynch International	3,406,913

				$1,111,724

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/2/12	Euro 27,140,449	United States Dollar 35,906,814	Australia and New Zealand Banking Group Limited	$(19,007)
5/2/12	Romanian Leu 117,320,000	Euro 26,600,159	Goldman Sachs International	213,249
5/2/12	Romanian Leu 2,560,000	Euro 580,620	JPMorgan Chase Bank	4,900
5/7/12	Euro 119,894,060	United States Dollar 159,897,313	Bank of America	1,191,109
5/7/12	New Taiwan Dollar 1,010,820,000	United States Dollar 34,393,331	Nomura International PLC	(234,243)
5/9/12	South African Rand 1,652,556,210	United States Dollar 209,963,054	Standard Bank	(2,442,736)
5/10/12	Euro 3,637,000	United States Dollar 4,822,717	Standard Chartered Bank	8,291
5/11/12	Sri Lankan Rupee 272,010,000	United States Dollar 2,413,576	Standard Chartered Bank	320,291
5/14/12	Euro 276,587,000	United States Dollar 361,753,669	Goldman Sachs International	(4,379,844)
5/17/12	Euro 7,010,000	United States Dollar 9,213,103	Standard Chartered Bank	(66,527)
5/18/12	Euro 127,841,279	United States Dollar 167,709,127	Australia and New Zealand Banking Group Limited	(1,524,003)
5/18/12	Euro 167,070,112	United States Dollar 219,095,745	Bank of America	(2,067,546)
5/18/12	Euro 204,808,315	United States Dollar 268,647,066	Goldman Sachs International	(2,473,126)
5/23/12	British Pound Sterling 2,834,615	United States Dollar 4,540,561	Goldman Sachs International	(59,141)
5/29/12	Euro 61,070,000	United States Dollar 80,558,658	Goldman Sachs International	(287,659)
5/29/12	South African Rand 269,403,398	United States Dollar 34,971,558	Goldman Sachs International	445,788
5/31/12	Euro 13,976,000	United States Dollar 18,679,413	Standard Chartered Bank	177,421
5/31/12	Swiss Franc 144,300,000	Euro 120,119,870	Australia and New Zealand Banking Group Limited	(9,985)
6/4/12	New Taiwan Dollar 696,990,000	United States Dollar 23,598,781	Australia and New Zealand Banking Group Limited	(377,483)
6/4/12	New Taiwan Dollar 1,031,174,000	United States Dollar 34,913,628	Barclays Bank PLC	(558,474)
6/4/12	New Taiwan Dollar 914,930,000	United States Dollar 30,974,677	Citibank NA	(498,664)
6/4/12	New Taiwan Dollar 1,022,594,000	United States Dollar 34,619,609	JPMorgan Chase Bank	(557,344)
6/7/12	Euro 5,800,000	United States Dollar 7,610,470	State Street Bank and Trust Co.	(68,052)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

6/8/12	Croatian Kuna 110,360,120	Euro 14,336,207	Citibank NA	$(494,635)
6/8/12	Sri Lankan Rupee 1,245,000,000	United States Dollar 10,064,673	Standard Chartered Bank	560,545
6/14/12	Euro 28,443,000	United States Dollar 37,129,208	Deutsche Bank	(527,509)
6/15/12	South African Rand 617,914,707	United States Dollar 80,730,868	Deutsche Bank	1,737,241
6/19/12	Croatian Kuna 60,153,800	Euro 7,890,058	Citibank NA	(163,959)
6/19/12	New Taiwan Dollar 1,797,371,000	United States Dollar 60,935,060	Australia and New Zealand Banking Group Limited	(943,553)
6/19/12	New Taiwan Dollar 900,163,000	United States Dollar 30,512,966	Citibank NA	(477,207)
6/19/12	New Taiwan Dollar 742,798,000	United States Dollar 25,180,447	Credit Suisse International	(392,075)
6/22/12	South African Rand 391,770,228	United States Dollar 51,241,669	Goldman Sachs International	1,209,162
6/25/12	New Taiwan Dollar 1,145,622,000	United States Dollar 38,886,053	JPMorgan Chase Bank	(567,254)
6/25/12	New Taiwan Dollar 1,205,877,000	United States Dollar 40,924,353	Nomura International PLC	(604,035)
6/25/12	New Taiwan Dollar 1,118,055,000	United States Dollar 37,950,341	Standard Chartered Bank	(553,604)
6/28/12	Euro 6,864,000	United States Dollar 9,170,174	Deutsche Bank	81,947
7/5/12	Euro 7,310,000	United States Dollar 9,716,664	Barclays Bank PLC	37,476
7/11/12	Euro 60,300,000	United States Dollar 81,184,905	Deutsche Bank	1,337,572
7/13/12	Japanese Yen 13,029,000,000	United States Dollar 161,234,036	Goldman Sachs International	(2,065,091)
7/13/12	Sri Lankan Rupee 1,773,550,000	United States Dollar 15,736,912	Standard Chartered Bank	2,332,898
7/30/12	Russian Ruble 244,581,000	United States Dollar 7,746,033	Citibank NA	(471,861)
7/30/12	Russian Ruble 434,940,000	United States Dollar 13,774,822	Credit Suisse International	(839,113)
7/30/12	Russian Ruble 540,479,000	United States Dollar 17,118,535	Nomura International PLC	(1,041,499)
8/2/12	Brazilian Real 241,670,000	United States Dollar 126,027,326	Barclays Bank PLC	1,390,915
8/2/12	Brazilian Real 271,379,000	United States Dollar 141,520,129	State Street Bank and Trust Co.	1,561,903
8/30/12	Sri Lankan Rupee 700,000,000	United States Dollar 5,709,625	Standard Chartered Bank	480,196

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

9/7/12	Sri Lankan Rupee 1,276,000,000	United States Dollar 10,142,278	Standard Chartered Bank	$628,009
10/9/12	Croatian Kuna 35,151,490	Euro 4,550,355	Credit Suisse International	(125,720)
10/23/12	Croatian Kuna 101,834,000	Euro 13,119,557	Barclays Bank PLC	(427,323)
10/26/12	Ukraine Hryvna 51,500,000	United States Dollar 5,858,931	Citibank NA	(275,673)
10/29/12	Russian Ruble 459,950,000	United States Dollar 14,363,338	Deutsche Bank	(895,943)
10/29/12	Russian Ruble 530,022,000	United States Dollar 16,547,674	HSBC Bank USA	(1,036,313)
10/29/12	Russian Ruble 230,028,000	United States Dollar 7,181,642	Standard Chartered Bank	(449,757)
11/7/12	New Turkish Lira 32,000,000	United States Dollar 16,304,071	Barclays Bank PLC	(1,210,706)
11/7/12	New Turkish Lira 50,000,000	United States Dollar 25,477,707	JPMorgan Chase Bank	(1,889,132)
11/8/12	Euro 2,368,000	United States Dollar 3,265,657	JPMorgan Chase Bank	126,168
11/15/12	Euro 7,010,000	United States Dollar 9,513,832	Goldman Sachs International	219,053
11/23/12	Euro 3,672,000	United States Dollar 4,989,918	Credit Suisse International	120,537
11/29/12	Euro 9,109,000	United States Dollar 12,222,456	Standard Chartered Bank	142,111
1/17/13	Croatian Kuna 70,888,442	Euro 9,109,283	Barclays Bank PLC	(235,363)
1/18/13	Sri Lankan Rupee 1,483,200,000	United States Dollar 12,360,000	HSBC Bank USA	1,532,818
1/24/13	Euro 7,340,000	United States Dollar 9,577,966	Standard Chartered Bank	(164,194)
1/31/13	Euro 3,436,000	United States Dollar 4,523,425	State Street Bank and Trust Co.	(37,534)
2/1/13	Sri Lankan Rupee 5,000,000,000	United States Dollar 39,984,006	HSBC Bank USA	3,536,780
2/7/13	Euro 3,637,000	United States Dollar 4,831,991	Standard Chartered Bank	3,737
2/15/13	Sri Lankan Rupee 659,700,000	United States Dollar 5,229,489	Standard Chartered Bank	433,750
2/22/13	Sri Lankan Rupee 1,827,000,000	United States Dollar 14,517,282	Standard Chartered Bank	1,256,194
2/28/13	Euro 6,953,000	United States Dollar 9,312,327	Standard Chartered Bank	79,173
3/7/13	Euro 5,000,000	United States Dollar 6,574,900	State Street Bank and Trust Co.	(65,458)

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

3/8/13	Sri Lankan Rupee 1,422,520,000	United States Dollar 10,980,471	HSBC Bank USA	$686,919
3/14/13	Euro 7,111,000	United States Dollar 9,302,112	Deutsche Bank	(142,755)
3/28/13	Euro 7,396,000	United States Dollar 9,897,105	JPMorgan Chase Bank	71,722
4/4/13	Euro 7,050,000	United States Dollar 9,426,449	Barclays Bank PLC	59,775

				$(9,733,450)

Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/7/12	Serbian Dinar 183,062,580	United States Dollar 2,156,976	Citibank NA	$6,669
5/9/12	New Turkish Lira 4,539,284	United States Dollar 2,528,685	Deutsche Bank	52,033
5/9/12	New Turkish Lira 6,752,940	United States Dollar 3,818,275	Deutsche Bank	20,973
5/9/12	Philippine Peso 1,427,410,000	United States Dollar 33,682,807	Credit Suisse International	126,802
5/9/12	Romanian Leu 151,854,981	Euro 34,408,488	Goldman Sachs International	(272,155)
5/9/12	Zambian Kwacha 18,913,400,000	United States Dollar 3,709,965	Standard Bank	(112,421)
5/11/12	Polish Zloty 188,828,251	Euro 45,093,314	Standard Chartered Bank	145,399
5/14/12	Indian Rupee 1,920,209,000	United States Dollar 37,168,333	Australia and New Zealand Banking Group Limited	(806,441)
5/14/12	Indian Rupee 1,724,128,000	United States Dollar 33,613,123	Barclays Bank PLC	(964,304)
5/14/12	Indian Rupee 1,905,626,000	United States Dollar 37,144,316	Credit Suisse International	(1,058,574)
5/14/12	Philippine Peso 482,800,000	United States Dollar 11,293,039	Barclays Bank PLC	142,765
5/14/12	Philippine Peso 924,000,000	United States Dollar 21,523,410	BNP Paribas SA	362,843
5/14/12	Philippine Peso 923,300,000	United States Dollar 21,512,116	JPMorgan Chase Bank	357,557
5/14/12	Singapore Dollar 218,540,000	United States Dollar 173,531,210	Standard Chartered Bank	3,068,732

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/14/12	Yuan Renminbi 42,929,000	United States Dollar 6,802,250	Barclays Bank PLC	$7,259
5/14/12	Yuan Renminbi 351,624,900	United States Dollar 55,778,062	Deutsche Bank	(2,413)
5/14/12	Yuan Renminbi 287,693,100	United States Dollar 45,629,358	Goldman Sachs International	5,264
5/15/12	Philippine Peso 518,660,000	United States Dollar 12,145,182	Deutsche Bank	140,063
5/16/12	Philippine Peso 823,459,000	United States Dollar 19,307,362	Australia and New Zealand Banking Group Limited	197,579
5/16/12	Philippine Peso 823,458,000	United States Dollar 19,307,339	Barclays Bank PLC	197,579
5/16/12	Polish Zloty 94,223,342	Euro 22,525,933	Citibank NA	22,914
5/16/12	Zambian Kwacha 9,612,800,000	United States Dollar 1,890,423	Standard Chartered Bank	(64,497)
5/23/12	Croatian Kuna 48,500,775	Euro 6,450,000	Barclays Bank PLC	22,692
5/23/12	Croatian Kuna 31,560,210	Euro 4,197,395	Citibank NA	14,397
5/23/12	Croatian Kuna 40,309,344	Euro 5,360,000	Credit Suisse International	19,709
5/29/12	South Korean Won 27,819,579,000	United States Dollar 24,324,193	Australia and New Zealand Banking Group Limited	250,220
5/29/12	South Korean Won 27,165,979,000	United States Dollar 23,750,637	HSBC Bank USA	246,418
5/31/12	Georgian Lari 1,727,100	United States Dollar 1,000,000	Liberty Capital	55,040
5/31/12	Indian Rupee 1,744,087,000	United States Dollar 33,625,816	Barclays Bank PLC	(703,373)
5/31/12	Indian Rupee 1,497,147,000	United States Dollar 28,864,838	HSBC Bank USA	(603,784)
5/31/12	Indian Rupee 1,673,257,000	United States Dollar 32,254,002	Nomura International PLC	(668,589)
5/31/12	Norwegian Krone 441,183,038	Euro 57,631,058	Barclays Bank PLC	713,408
5/31/12	Norwegian Krone 27,000,000	Euro 3,565,436	JPMorgan Chase Bank	(7,266)
5/31/12	Norwegian Krone 441,183,038	Euro 57,676,263	Standard Chartered Bank	653,563
6/8/12	Croatian Kuna 110,360,120	Euro 14,647,305	Credit Suisse International	82,775
6/8/12	Sri Lankan Rupee 1,245,000,000	United States Dollar 9,780,047	HSBC Bank USA	(275,919)
6/11/12	South Korean Won 49,707,406,000	United States Dollar 43,706,503	Australia and New Zealand Banking Group Limited	172,620

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/11/12	South Korean Won 44,974,694,000	United States Dollar 39,539,931	BNP Paribas SA	$161,400
6/12/12	Yuan Renminbi 309,572,000	United States Dollar 48,951,929	Australia and New Zealand Banking Group Limited	88,625
6/12/12	Yuan Renminbi 210,370,000	United States Dollar 33,220,687	Barclays Bank PLC	104,877
6/12/12	Yuan Renminbi 348,663,000	United States Dollar 55,142,021	Deutsche Bank	91,096
6/18/12	Croatian Kuna 92,505,643	Euro 12,360,405	Deutsche Bank	(47,572)
6/18/12	Yuan Renminbi 48,750,000	United States Dollar 7,731,346	Citibank NA	2,686
6/18/12	Yuan Renminbi 203,360,000	United States Dollar 30,580,451	Goldman Sachs International	1,681,962
6/18/12	Yuan Renminbi 114,457,000	United States Dollar 18,128,643	Standard Chartered Bank	29,594
6/19/12	Croatian Kuna 55,151,760	Euro 7,316,983	Credit Suisse International	40,413
6/19/12	South Korean Won 23,648,841,000	United States Dollar 20,707,360	Barclays Bank PLC	161,751
6/19/12	South Korean Won 24,886,777,000	United States Dollar 21,786,551	Citibank NA	174,987
6/19/12	South Korean Won 23,642,316,000	United States Dollar 20,699,835	Nomura International PLC	163,519
6/25/12	Philippine Peso 1,106,360,000	United States Dollar 25,860,711	Australia and New Zealand Banking Group Limited	324,577
6/25/12	Polish Zloty 266,423,945	Euro 63,063,400	HSBC Bank USA	515,290
6/25/12	Swedish Krona 8,800,000	Euro 987,012	Citibank NA	(324)
6/25/12	Swedish Krona 523,251,500	Euro 58,998,467	Standard Chartered Bank	(430,159)
6/27/12	South Korean Won 30,682,590,000	United States Dollar 26,807,558	Bank of America	259,647
6/27/12	South Korean Won 24,299,418,000	United States Dollar 21,221,272	JPMorgan Chase Bank	214,901
6/29/12	Yuan Renminbi 283,185,000	United States Dollar 44,829,033	Barclays Bank PLC	67,642
6/29/12	Yuan Renminbi 302,958,063	United States Dollar 47,962,964	Nomura International PLC	68,568
7/2/12	Philippine Peso 308,890,000	United States Dollar 7,297,878	Credit Suisse International	10,533
7/25/12	Ugandan Shilling 8,104,390,000	United States Dollar 2,485,399	Standard Chartered Bank	600,979
8/7/12	Ugandan Shilling 10,038,863,000	United States Dollar 3,386,931	Standard Chartered Bank	419,670

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

8/31/12	Georgian Lari 1,690,500	United States Dollar 1,000,000	Liberty Capital	$25,484
9/7/12	Sri Lankan Rupee 1,276,000,000	United States Dollar 9,857,088	HSBC Bank USA	(342,819)
10/25/12	Ugandan Shilling 7,033,680,000	United States Dollar 2,071,288	Standard Chartered Bank	517,391
10/26/12	Ukraine Hryvna 51,500,000	United States Dollar 5,000,000	Deutsche Bank	1,134,604
10/29/12	Ugandan Shilling 12,737,274,000	United States Dollar 4,083,114	Citibank NA	597,752
10/29/12	Ugandan Shilling 12,820,125,000	United States Dollar 4,062,697	Standard Chartered Bank	648,616
10/31/12	Ugandan Shilling 9,550,753,500	United States Dollar 3,088,859	Standard Bank	418,375
12/3/12	Georgian Lari 1,704,400	United States Dollar 1,000,000	Liberty Capital	25,492
12/17/12	Ugandan Shilling 8,700,450,000	United States Dollar 3,124,040	Standard Chartered Bank	24,090
2/28/13	Georgian Lari 1,700,900	United States Dollar 1,000,000	Liberty Capital	14,014

				$9,313,198

Futures Contracts
					Net Unrealized
Expiration					Appreciation
Month/Year	Contracts	Position	Aggregate Cost	Value	(Depreciation)

6/12	630 Euro-Bobl	Short	$(104,351,911)	$(104,491,580)	$(139,669)
6/12	293 Euro-Schatz	Short	(42,830,376)	(42,895,568)	(65,192)
6/12	742 Gold	Short	(125,212,500)	(123,483,640)	1,728,860
6/12	149 Japan 10-Year Bond	Short	(265,770,165)	(267,095,190)	(1,325,025)
6/12	3,440 U.S. 5-Year Treasury Note	Short	(424,410,000)	(425,861,250)	(1,451,250)
6/12	4,800 U.S. 10-Year Treasury Note	Short	(630,522,250)	(634,950,000)	(4,427,750)
6/12	1,757 U.S. 30-Year Treasury Bond	Short	(250,166,601)	(251,031,375)	(864,774)
7/12	1,583 Platinum	Long	133,806,947	124,415,884	(9,391,063)

					$(15,935,863)

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
	Notional	Portfolio				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	HUF 589,390	Receives	6-Month HUF BUBOR	7.32%	12/16/16	$(56,162)
Bank of America	HUF 1,166,000	Pays	6-Month HUF BUBOR	6.99	12/19/16	42,421
Bank of America	HUF 1,166,000	Receives	6-Month HUF BUBOR	7.29	12/19/16	(104,419)
Bank of America	HUF 1,018,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	(101,108)
Bank of America	HUF 1,345,000	Receives	6-Month HUF BUBOR	7.37	12/21/16	(141,187)
Bank of America	HUF 406,800	Receives	6-Month HUF BUBOR	7.32	12/22/16	(38,858)
Bank of America	HUF 867,000	Receives	6-Month HUF BUBOR	7.93	1/10/17	(173,848)
Bank of America	HUF 2,415,000	Receives	6-Month HUF BUBOR	7.91	1/17/17	(472,260)
Bank of America	ZAR 156,596	Receives	3-Month ZAR JIBAR	6.86	11/17/15	(334,324)
Bank of America	ZAR 101,794	Receives	3-Month ZAR JIBAR	7.26	11/16/20	85,766
Bank of America	ZAR 56,604	Receives	3-Month ZAR JIBAR	7.42	11/17/20	(28,906)
Bank of America	ZAR 141,361	Receives	3-Month ZAR JIBAR	7.31	11/19/20	64,331
Citibank NA	ZAR 92,325	Receives	3-Month ZAR JIBAR	7.29	11/19/20	57,713
Credit Suisse International	HUF 1,839,440	Pays	6-Month HUF BUBOR	6.93	12/16/16	47,905
Credit Suisse International	HUF 1,839,440	Receives	6-Month HUF BUBOR	7.32	12/16/16	(175,234)
Credit Suisse International	HUF 440,700	Receives	6-Month HUF BUBOR	7.29	12/22/16	(39,529)
Credit Suisse International	HUF 326,000	Receives	6-Month HUF BUBOR	7.38	12/27/16	(34,443)
Credit Suisse International	HUF 2,500,000	Receives	6-Month HUF BUBOR	7.92	1/11/17	(495,413)
Credit Suisse International	HUF 1,437,000	Receives	6-Month HUF BUBOR	7.63	1/16/17	(203,033)
Credit Suisse International	HUF 1,258,000	Receives	6-Month HUF BUBOR	7.83	1/17/17	(226,516)
Credit Suisse International	HUF 2,183,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(359,027)
Deutsche Bank	HUF 2,396,050	Receives	6-Month HUF BUBOR	7.98	1/19/17	(500,639)
Deutsche Bank	ZAR 71,965	Receives	3-Month ZAR JIBAR	6.71	11/19/15	(105,315)
Deutsche Bank	ZAR 140,405	Receives	3-Month ZAR JIBAR	7.26	11/16/20	118,298
Deutsche Bank	ZAR 176,815	Receives	3-Month ZAR JIBAR	7.32	11/18/20	64,969
Deutsche Bank	ZAR 85,673	Receives	3-Month ZAR JIBAR	7.27	11/19/20	68,121
Deutsche Bank	ZAR 63,800	Receives	3-Month ZAR JIBAR	7.77	11/26/20	(216,666)
JPMorgan Chase Bank	HUF 6,015,000	Pays	6-Month HUF BUBOR	6.93	12/19/16	156,121
JPMorgan Chase Bank	HUF 6,015,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	(506,509)
JPMorgan Chase Bank	HUF 2,068,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	(206,279)
JPMorgan Chase Bank	HUF 2,409,000	Receives	6-Month HUF BUBOR	7.36	12/21/16	(249,654)
JPMorgan Chase Bank	HUF 2,292,500	Pays	6-Month HUF BUBOR	6.99	12/22/16	85,467
JPMorgan Chase Bank	HUF 2,292,500	Receives	6-Month HUF BUBOR	7.30	12/22/16	(210,088)
JPMorgan Chase Bank	HUF 1,956,000	Receives	6-Month HUF BUBOR	7.37	12/27/16	(202,866)
JPMorgan Chase Bank	HUF 2,671,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(439,286)
Morgan Stanley & Co. International PLC	HUF 2,507,000	Pays	6-Month HUF BUBOR	6.94	12/19/16	67,375
Morgan Stanley & Co. International PLC	HUF 2,507,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	(209,887)
Morgan Stanley & Co. International PLC	HUF 1,035,000	Receives	6-Month HUF BUBOR	7.36	12/20/16	(106,817)
Nomura International PLC	HUF 1,713,000	Pays	6-Month HUF BUBOR	6.99	12/21/16	63,807
Nomura International PLC	HUF 1,713,000	Receives	6-Month HUF BUBOR	7.39	12/21/16	(186,475)

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
	Notional	Portfolio				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Standard Bank	ZAR 100,000	Receives	3-Month ZAR JIBAR	7.77%	11/26/20	$(339,601)

$(5,542,055)

HUF - Hungarian Forint
ZAR - South African Rand

Credit Default Swaps — Sell Protection
						Current
		Notional	Contract			Market		Upfront	Net Unrealized
Reference		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)

Argentina	Bank of America	$115,016	5.00	%(1)	6/20/13	4.91%	$782,262	$(367,391)	$414,871
Argentina	Bank of America	18,980	5.00	(1)	6/20/13	4.91	129,091	(142,395)	(13,304)
Argentina	Bank of America	37,961	5.00	(1)	6/20/13	4.91	258,183	(276,574)	(18,391)
Argentina	Bank of America	19,202	5.00	(1)	6/20/13	4.91	130,602	(190,021)	(59,419)
Argentina	Bank of America	19,081	5.00	(1)	6/20/13	4.91	129,774	(195,059)	(65,285)
Argentina	Credit Suisse International	19,169	5.00	(1)	6/20/13	4.91	130,375	(61,231)	69,144
Argentina	Credit Suisse International	19,361	5.00	(1)	6/20/13	4.91	131,681	(103,400)	28,281
Argentina	Credit Suisse International	18,925	5.00	(1)	6/20/13	4.91	128,715	(142,361)	(13,646)
Argentina	Credit Suisse International	19,049	5.00	(1)	6/20/13	4.91	129,559	(143,294)	(13,735)
Argentina	Deutsche Bank	16,380	5.00	(1)	6/20/13	4.91	111,406	(114,573)	(3,167)
Argentina	Deutsche Bank	10,128	5.00	(1)	6/20/13	4.91	68,887	(76,148)	(7,261)
Argentina	Deutsche Bank	19,049	5.00	(1)	6/20/13	4.91	129,559	(143,294)	(13,735)
Argentina	Deutsche Bank	19,081	5.00	(1)	6/20/13	4.91	129,774	(195,058)	(65,284)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.18	(26,901)	61,737	34,836
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.24	(38,010)	31,737	(6,273)
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.24	(125,154)	99,704	(25,450)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.11	(22,293)	276,154	253,861
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.18	(57,904)	300,801	242,897
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.24	(54,069)	50,128	(3,941)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.24	(88,470)	82,717	(5,753)
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	1.11	(11,147)	91,916	80,769
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	1.11	(22,293)	270,636	248,343
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	1.11	(11,147)	93,322	82,175
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	1.24	(76,978)	160,199	83,221
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	1.24	(57,016)	58,109	1,093
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	1.24	(125,154)	117,180	(7,974)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	1.18	(60,317)	202,083	141,766
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.18	(26,539)	91,495	64,956
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.18	(26,901)	65,221	38,320
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	1.18	(6,997)	21,600	14,603
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.24	(95,799)	89,570	(6,229)
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	1.24	(59,078)	60,211	1,133
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	1.24	(127,695)	125,319	(2,376)

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
						Current
		Notional	Contract			Market		Upfront	Net Unrealized
Reference		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)

South Africa	JPMorgan Chase Bank	$5,000	1.00	%(1)	6/20/15	1.11%	$(11,147)	$139,456	$128,309
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.11	(11,147)	90,510	79,363

							$1,247,712	$429,006	$1,676,718

Credit Default Swaps — Buy Protection
		Notional	Contract				Upfront	Net Unrealized
Reference		Amount	Annual		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$68,047	$—	$68,047
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(35,656)	—	(35,656)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	661,254	(550,575)	110,679
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	410,372	(431,133)	(20,761)
Brazil	Bank of America	51,475	1.00	(1)	12/20/20	2,048,568	(1,657,268)	391,300
Brazil	Bank of America	22,575	1.00	(1)	12/20/20	898,425	(710,933)	187,492
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	296,490	(224,444)	72,046
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	143,281	(99,136)	44,145
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(134,397)	—	(134,397)
Brazil	Barclays Bank PLC	47,170	1.00	(1)	12/20/20	1,877,240	(1,554,094)	323,146
Brazil	Citibank NA	9,440	1.00	(1)	12/20/20	375,687	(287,731)	87,956
Brazil	Credit Suisse International	20,000	1.00	(1)	6/20/20	716,807	(640,329)	76,478
Brazil	Credit Suisse International	14,225	1.00	(1)	6/20/20	509,829	(632,932)	(123,103)
Brazil	Deutsche Bank	10,600	1.00	(1)	12/20/20	421,852	(217,823)	204,029
Brazil	Deutsche Bank	11,580	1.00	(1)	12/20/20	460,853	(393,725)	67,128
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	509,786	(606,524)	(96,738)
Brazil	HSBC Bank USA	9,710	1.00	(1)	12/20/20	386,432	(295,961)	90,471
Brazil	Standard Chartered Bank	9,440	1.00	(1)	12/20/20	375,687	(287,731)	87,956
Brazil	Standard Chartered Bank	2,700	1.00	(1)	12/20/20	107,461	(69,299)	38,162
China	Bank of America	22,200	1.00	(1)	3/20/17	57,417	(647,914)	(590,497)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	96,762	(993,664)	(896,902)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	35,316	(344,669)	(309,353)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	41,301	(403,077)	(361,776)
Colombia	Bank of America	17,400	1.00	(1)	9/20/21	571,857	(733,665)	(161,808)
Colombia	Goldman Sachs International	13,390	1.00	(1)	9/20/21	440,094	(554,665)	(114,571)
Colombia	HSBC Bank USA	38,410	1.00	(1)	9/20/21	1,262,357	(1,555,469)	(293,112)
Colombia	Morgan Stanley & Co. International PLC	19,970	1.00	(1)	9/20/21	656,321	(842,028)	(185,707)
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	984,563	(228,769)	755,794
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	1,256,889	(292,046)	964,843
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	458,630	(149,329)	309,301
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	1,352,657	(410,539)	942,118
Egypt	Citibank NA	50	1.00	(1)	6/20/20	14,864	(4,739)	10,125
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	1,654,074	(504,550)	1,149,524

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
Reference		Amount	Annual		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Egypt	Deutsche Bank	$9,540	1.00	%(1)	6/20/15	$1,226,170	$(241,272)	$984,898
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	91,256	(28,142)	63,114
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	1,145,166	(271,680)	873,486
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	583,057	(173,822)	409,235
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	429,307	(127,157)	302,150
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	1,516,165	(409,164)	1,107,001
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	1,367,522	(417,025)	950,497
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	1,352,657	(413,047)	939,610
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	1,354,647	(331,175)	1,023,472
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,196,815	(1,176,167)	20,648
Hungary	Bank of America	7,800	1.00	(1)	3/20/17	1,339,185	(1,368,039)	(28,854)
Hungary	Barclays Bank PLC	3,700	1.00	(1)	3/20/17	635,254	(648,887)	(13,633)
Hungary	Barclays Bank PLC	10,900	1.00	(1)	3/20/17	1,871,425	(1,918,540)	(47,115)
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	1,304,847	(1,326,989)	(22,142)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	2,506,679	(2,539,869)	(33,190)
Hungary	HSBC Bank USA	4,100	1.00	(1)	3/20/17	703,930	(719,037)	(15,107)
Italy	Credit Suisse International	18,200	0.20		12/20/16	2,904,769	—	2,904,769
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	294,577	(170,605)	123,972
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	520,787	(273,030)	247,757
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	380,874	(203,252)	177,622
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	380,874	(232,467)	148,407
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	511,182	(321,162)	190,020
Lebanon	Citibank NA	4,600	3.30		9/20/14	34,104	—	34,104
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	385,755	(226,782)	158,973
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	315,618	(179,119)	136,499
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	301,591	(174,667)	126,924
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	217,642	(101,644)	115,998
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	1,408,910	(941,076)	467,834
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	563,564	(405,311)	158,253
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	684,018	(358,403)	325,615
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	357,555	(188,438)	169,117
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	844,948	(410,447)	434,501
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	469,637	(314,257)	155,380
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	2,321,787	(1,475,962)	845,825
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	848,562	(514,625)	333,937
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	511,182	(317,358)	193,824
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	454,952	(275,301)	179,651
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	474,149	(230,676)	243,473
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	426,742	(210,017)	216,725
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	418,207	(203,149)	215,058
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	629,313	(374,878)	254,435
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	704,408	(443,608)	260,800
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	511,182	(324,958)	186,224
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	315,399	(199,444)	115,955
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	338,138	(226,265)	111,873

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
Reference		Amount	Annual		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Philippines	Bank of America	$9,300	1.00	%(1)	9/20/15	$(4,368)	$(139,239)	$(143,607)
Philippines	Bank of America	3,500	1.00	(1)	12/20/15	8,275	(55,236)	(46,961)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(41,908)	(153,133)	(195,041)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(33,737)	(182,228)	(215,965)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(33,737)	(197,743)	(231,480)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(44,749)	(177,627)	(222,376)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(33,737)	(176,878)	(210,615)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(4,462)	(178,188)	(182,650)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(4,697)	(183,759)	(188,456)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(45,897)	(194,654)	(240,551)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(33,737)	(179,055)	(212,792)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(3,382)	(103,494)	(106,876)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(33,737)	(176,878)	(210,615)
Philippines	HSBC Bank USA	5,000	1.00	(1)	9/20/15	(2,348)	(74,860)	(77,208)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(2,067)	(77,224)	(79,291)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(4,697)	(202,668)	(207,365)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(4,697)	(214,591)	(219,288)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(33,737)	(192,250)	(225,987)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(4,697)	(199,531)	(204,228)
Philippines	Standard Chartered Bank	5,500	1.00	(1)	12/20/15	13,004	(86,799)	(73,795)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	340,706	(223,223)	117,483
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	344,202	(204,758)	139,444
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	1,090,662	(565,427)	525,235
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	331,263	(188,361)	142,902
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	340,706	(258,038)	82,668
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	283,262	(157,573)	125,689
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	283,287	(179,463)	103,824
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	283,287	(256,727)	26,560
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	592,133	(739,324)	(147,191)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	740,824	(787,056)	(46,232)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	771,058	(398,210)	372,848
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	471,216	(257,950)	213,266
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	211,454	(182,077)	29,377
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	300,284	(260,681)	39,603
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	260,624	(233,518)	27,106
South Africa	Citibank NA	5,000	1.00	(1)	6/20/20	296,067	(268,888)	27,179
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	288,927	(176,260)	112,667
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	260,624	(193,409)	67,215
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	296,067	(271,923)	24,144
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	592,133	(721,674)	(129,541)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,090,662	(601,169)	489,493
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	496,895	(287,799)	209,096
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	670,904	(477,570)	193,334
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	771,842	(596,326)	175,516
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	344,202	(202,908)	141,294

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
Reference		Amount	Annual		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

South Africa	Deutsche Bank	$5,500	1.00	%(1)	9/20/20	$339,572	$(243,124)	$96,448
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	89,534	(64,157)	25,377
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	834,938	(449,385)	385,553
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,112,930	(611,104)	501,826
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	514,871	(287,309)	227,562
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	281,213	(252,505)	28,708
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	248,229	(267,491)	(19,262)
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	288,927	(173,160)	115,767
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	283,262	(175,839)	107,423
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	294,618	(252,717)	41,901
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	296,067	(262,805)	33,262
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	296,067	(372,597)	(76,530)
Spain	Bank of America	15,000	1.00	(1)	6/20/20	3,134,540	(293,092)	2,841,448
Spain	Bank of America	7,500	1.00	(1)	9/20/20	1,592,695	(484,539)	1,108,156
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	2,342,749	(107,944)	2,234,805
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	2,089,563	(692,520)	1,397,043
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	1,574,170	(606,796)	967,374
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	9,558,937	(3,971,654)	5,587,283
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	1,013,571	(414,817)	598,754
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	2,342,749	(246,481)	2,096,268
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	513,761	(111,313)	402,448
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	1,061,797	(237,365)	824,432
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	1,890,640	(187,833)	1,702,807
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	2,915,122	(804,192)	2,110,930
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	2,089,563	(434,499)	1,655,064
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	5,158,333	(2,143,242)	3,015,091
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	2,765,754	(985,408)	1,780,346
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	1,044,782	(349,065)	695,717
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	1,814,374	(714,294)	1,100,080
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	3,185,225	(1,373,640)	1,811,585
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	1,061,797	(231,126)	830,671
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(10,595)	(19,014)	(29,609)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	281,793	—	281,793
Thailand	Citibank NA	7,700	0.86		12/20/14	(21,439)	—	(21,439)
Thailand	Citibank NA	3,700	0.95		9/20/19	144,040	—	144,040
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(13,243)	(33,232)	(46,475)
Thailand	Deutsche Bank	10,000	1.00	(1)	3/20/15	(56,707)	(47,812)	(104,519)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(12,449)	(20,818)	(33,267)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(23,838)	(39,901)	(63,739)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(26,487)	(44,334)	(70,821)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(11,926)	—	(11,926)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(13,243)	(22,146)	(35,389)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(13,243)	(31,664)	(44,907)
Uruguay	Citibank NA	4,600	1.00	(1)	6/20/20	308,114	(285,705)	22,409
Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	616,228	(558,022)	58,206

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
Reference		Amount	Annual		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Venezuela	Barclays Bank PLC	$2,536	5.00	%(1)	12/20/21	$352,173	$(629,665)	$(277,492)
Venezuela	Barclays Bank PLC	3,176	5.00	(1)	12/20/21	441,066	(730,688)	(289,622)
Venezuela	Barclays Bank PLC	2,690	5.00	(1)	12/20/21	373,535	(687,355)	(313,820)
Venezuela	Barclays Bank PLC	3,158	5.00	(1)	12/20/21	438,550	(767,566)	(329,016)
Venezuela	Barclays Bank PLC	3,128	5.00	(1)	12/20/21	434,384	(776,443)	(342,059)
Venezuela	Barclays Bank PLC	5,800	5.00	(1)	12/20/21	805,473	(1,456,301)	(650,828)
Venezuela	Barclays Bank PLC	6,043	5.00	(1)	12/20/21	839,189	(1,528,446)	(689,257)
Venezuela	Barclays Bank PLC	6,072	5.00	(1)	12/20/21	843,162	(1,537,449)	(694,287)
Venezuela	Barclays Bank PLC	8,792	5.00	(1)	12/20/21	1,220,986	(2,052,233)	(831,247)
Venezuela	Barclays Bank PLC	11,920	5.00	(1)	12/20/21	1,655,326	(2,869,582)	(1,214,256)
Venezuela	Credit Suisse International	2,766	5.00	(1)	12/20/21	384,089	(721,307)	(337,218)
Venezuela	Deutsche Bank	5,216	5.00	(1)	12/20/21	724,344	(1,324,972)	(600,628)
Venezuela	Deutsche Bank	5,880	5.00	(1)	12/20/21	816,501	(1,492,886)	(676,385)
Venezuela	Deutsche Bank	14,008	5.00	(1)	12/20/21	1,945,286	(3,351,299)	(1,406,013)
Citigroup, Inc.	Bank of America	16,801	1.00	(1)	9/20/20	1,655,610	(891,877)	763,733
Citigroup, Inc.	JPMorgan Chase Bank	18,407	1.00	(1)	9/20/20	1,813,869	(1,034,236)	779,633
OAO Gazprom	Bank of America	9,300	1.00	(1)	6/20/20	1,216,332	(1,043,222)	173,110
OAO Gazprom	Bank of America	10,000	1.00	(1)	6/20/20	1,307,883	(1,173,156)	134,727
OAO Gazprom	Deutsche Bank	9,100	1.00	(1)	9/20/20	1,227,602	(942,730)	284,872
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC EUR	42,420	1.00	(1)	6/20/17	3,551,968	(2,179,944)	1,372,024
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC EUR	30,816	5.00	(1)	6/20/17	(2,047,765)	3,353,098	1,305,333

						$140,716,725	$(92,310,941)	$48,405,784

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $549,022,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Cross-Currency Swaps
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate				Net
	(Currency	(Currency				Unrealized
	Received)	Delivered)			Termination	Appreciation
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	(Depreciation)

Bank of America	TRY 17,118	$11,435	3-Month USD-LIBOR-BBA	8.28%	8/11/20	$278,512
Bank of America	TRY 26,000	14,619	3-Month USD-LIBOR-BBA	6.97	8/18/21	(1,007,024)
Barclays Bank PLC	TRY 60,000	40,080	3-Month USD-LIBOR-BBA	8.25	8/11/20	1,046,757
Barclays Bank PLC	TRY 25,350	16,650	3-Month USD-LIBOR-BBA	8.32	8/16/20	103,853
Citibank NA	TRY 25,000	16,700	3-Month USD-LIBOR-BBA	8.20	8/11/20	485,156
Citibank NA	TRY 3,909	2,449	3-Month USD-LIBOR-BBA	8.23	2/25/21	9,829
Credit Suisse International	TRY 35,475	19,144	3-Month USD-LIBOR-BBA	5.73	10/9/13	(1,115,010)
Credit Suisse International	TRY 4,446	2,498	3-Month USD-LIBOR-BBA	6.90	8/18/21	(161,177)
Deutsche Bank	TRY 40,547	21,882	3-Month USD-LIBOR-BBA	5.73	10/9/13	(1,274,423)
Deutsche Bank	TRY 22,254	14,861	3-Month USD-LIBOR-BBA	8.26	8/11/20	374,547
Deutsche Bank	TRY 14,321	8,996	3-Month USD-LIBOR-BBA	8.20	2/24/21	18,227
Deutsche Bank	TRY 5,112	2,871	3-Month USD-LIBOR-BBA	7.00	8/18/21	(208,542)
Goldman Sachs International	TRY 34,237	22,802	3-Month USD-LIBOR-BBA	8.31	8/11/20	454,842
JPMorgan Chase Bank	TRY 27,000	18,012	3-Month USD-LIBOR-BBA	8.29	8/11/20	404,606
JPMorgan Chase Bank	TRY 20,000	13,333	3-Month USD-LIBOR-BBA	8.36	8/11/20	235,913
JPMorgan Chase Bank	TRY 10,000	5,610	3-Month USD-LIBOR-BBA	6.96	8/18/21	(395,727)

						$(749,661)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions, and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts, forward foreign currency exchange contracts and forward commodity contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $74,254,952. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $20,972,447 at April 30, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $130,541,300, with the highest amount from any one counterparty being $28,256,847. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $65,057,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

	Fair Value
		Equity	Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Price	Exchange	Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$995,771	$2,513,949	$2,574,760	$—
Net unrealized appreciation*	—	—	—	—	1,728,860
Receivable for open forward commodity contracts	—	—	—	—	3,406,913
Receivable for open forward foreign currency exchange contracts	—	—	37,661,458	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	145,897,972	—	—	4,334,536	—

Total Asset Derivatives	$145,897,972	$995,771	$40,175,407	$6,909,296	$5,135,773

Net unrealized appreciation*	$—	$—	$—	$(8,273,660)	$(9,391,063)
Payable for open forward commodity contracts	—	—	—	—	(2,295,189)
Payable for open forward foreign currency exchange contracts	—	—	(38,081,710)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(3,933,535)	—	—	(10,626,252)	—

Total Liability Derivatives	$(3,933,535)	$—	$(38,081,710)	$(18,899,912)	$(11,686,252)

*  Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

		Equity	Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Price	Exchange	Rate	Commodity

Net realized gain (loss) —
Investment transactions	$—	$—	$—	$—	$(1,112,000)
Futures contracts	—	—	—	(11,906,630)	6,659,799
Swap contracts	6,589,561	—	—	(6,084,243)	—
Forward commodity contracts	—	—	—	—	(8,825,529)
Foreign currency and forward foreign currency exchange contract transactions	—	—	123,320,171	—	—

Total	$6,589,561	$—	$123,320,171	$(17,990,873)	$3,277,730

Change in unrealized appreciation (depreciation) —
Investments	$—	$(6,152,951)	$(4,336,149)	$(2,018,792)	$1,067,200
Futures contracts	—	—	—	(1,550,768)	(5,271,324)
Swap contracts	12,029,692	—	—	(17,353,752)	—
Forward commodity contracts	—	—	—	—	15,820,121
Foreign currency and forward foreign currency exchange contracts	—	—	(54,290,710)	—	—

Total	$12,029,692	$(6,152,951)	$(58,626,859)	$(20,923,312)	$11,615,997

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $1,723,344,000, $205,178,000, $6,178,394,000 and $4,492,621,000, respectively.

The average principal amount of purchased currency options contracts, average notional amount of interest rate swaption contracts, and average number of purchased index options contracts and purchased commodity options contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $354,218,000, $99,600,000, 935,740,000 contracts and 23 contracts, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

7 Reverse Repurchase Agreements

For the six months ended April 30, 2012, the average borrowings under reverse repurchase agreements and the average annual interest rate received were $6,444,000 and 0.20%, respectively. At April 30, 2012, the Portfolio did not have any open reverse repurchase agreements.

8 Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$2,587,431,880	$—	$2,587,431,880
Foreign Corporate Bonds & Notes	—	4,008,337	—	4,008,337
Corporate Bonds & Notes	—	682,036	—	682,036
Collateralized Mortgage Obligations	—	118,775,151	—	118,775,151
Commercial Mortgage-Backed Securities	—	32,630,550	—	32,630,550
Mortgage Pass-Throughs	—	1,528,739,277	—	1,528,739,277
U.S. Government Agency Obligations	—	424,127,138	—	424,127,138
U.S. Treasury Obligations	—	2,267,109	—	2,267,109
Precious Metals	471,055,219	—	—	471,055,219
Currency Options Purchased	—	2,513,949	—	2,513,949
Interest Rate Swaptions	—	2,574,760	—	2,574,760
Put Options Purchased	—	995,771	—	995,771
Short-Term Investments —
Foreign Government Securities	—	1,773,996,374	—	1,773,996,374
U.S. Treasury Obligations	—	409,408,488	—	409,408,488
Repurchase Agreements	—	528,952,935	—	528,952,935
Other	—	559,002,490	—	559,002,490

Total Investments	$471,055,219	$7,976,106,245	$—	$8,447,161,464

Forward Commodity Contracts	$—	$3,406,913	$—	$3,406,913
Forward Foreign Currency Exchange Contracts	—	37,661,458	—	37,661,458
Swap Contracts	—	150,232,508	—	150,232,508
Futures Contracts	1,728,860	—	—	1,728,860

Total	$472,784,079	$8,167,407,124	$—	$8,640,191,203

Liability Description

Securities Sold Short	$—	$(523,664,491)	$—	$(523,664,491)
Forward Commodity Contracts	—	(2,295,189)	—	(2,295,189)
Forward Foreign Currency Exchange Contracts	—	(38,081,710)	—	(38,081,710)
Swap Contracts	—	(14,559,787)	—	(14,559,787)
Futures Contracts	(17,664,723)	—	—	(17,664,723)

Total	$(17,664,723)	$(578,601,177)	$—	$(596,265,900)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Global Macro Portfolio

April 30, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of April 30, 2012, and the related consolidated statement of operations for the six month period then ended, the consolidated statements of changes in net assets for the six month period then ended and the year ended October 31, 2011, and the consolidated supplementary data for the six month period then ended and each of the five years in the period ended October 31, 2011. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio and subsidiary as of April 30, 2012, the results of their operations for the six month period then ended, the changes in their net assets for the six month period then ended and the year ended October 31, 2011, and the supplementary data for the six month period then ended and each of the five years in the period ended October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 22, 2012

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Global Macro Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Global Macro Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041-6/12	GMSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Macro Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: June 22, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: June 22, 2012

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: June 22, 2012